Convertible notes and Standby Equity Distribution Agreement (Details) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 19, 2021	Jan. 22, 2021	Jan. 19, 2021	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Oct. 29, 2021	Oct. 28, 2021
Principal amount			$ 10,000,000.0
Conversion price							$ 0.06	$ 0.1
Shares for commitment fee of convertible notes						$ 329,150
Conversion of convertible note to ADSs						196,665,850
Floor price							$ 0.01	$ 0.015
Derivative liabilities				$ 553,707		$ 553,707
Aggregate net gain						$ 1,108,648
Treasury Stock
Shares for commitment fee of convertible notes (in shares)						(5,500,000)
Shares for commitment fee of convertible notes						$ 765,397
Conversion of convertible note to ADSs						(63,248,150)
Additional paid-in capital
Shares for commitment fee of convertible notes						$ (436,247)
Standby equity distribution agreement
Consecutive trading days		5
Agreement term		36 months
Maximum value of stock available to execute		$ 20,000,000.0
Purchase price		90.00%
Outstanding equity financing available				20,000,000.0		20,000,000.0
January 2021 Notes
Discount percentage			3.00%
Interest rate			5.00%
Conversion price					$ 0.0508
Shares for commitment fee of convertible notes (in shares)			1,750,000
Shares for commitment fee of convertible notes			$ 100,000
Loan discount				400,000		400,000
Consecutive trading days			10
Net proceeds from issuance of convertible notes			$ 8,900,000
Conversion of convertible note to ADSs					196,665,850
Issuance costs				$ 700,000		$ 700,000
January 2021 Notes | Additional paid-in capital
Beneficial conversion feature					$ 1,400,000
January 2021 Notes | American depository shares | Maximum
Conversion price			$ 4.20
Percentage of trading price			88.00%
March 2021 Notes
Principal amount	$ 20,000,000.0
Discount percentage	2.00%
Interest rate	5.00%
Debt redemption premium	8.00%
Threshold consecutive trading days prior to redemption date	5 days
Conversion price	$ 5.0			$ 21.4000		$ 21.4000
Shares for commitment fee of convertible notes (in shares)	3,750,000
Shares for commitment fee of convertible notes	$ 200,000
Loan discount				$ 2,000,000		$ 2,000,000
Net proceeds from issuance of convertible notes	$ 18,200,000
Conversion of convertible note to ADSs				347,620,500
Issuance costs				$ 1,600,000		1,600,000
Percentage of redemption	108.00%
Floor price	$ 0.75
Derivative liabilities				553,707		553,707
Aggregate net gain						1,108,648
Debt amount redeemed						$ 1,662,355
Debt instrument accrued interest				7,400,000
Interest rate	15.00%
Cash payments				$ 4,200,000